Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Accrued Liabilities [Abstract]
Other Accured Expenses

	2020	2019
Advances	$882	$500
Board compensation	-	413
Other accrued expenses	54	168
	$936	$1,081